Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent 1 (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Parent
Statement of profit or loss and other comprehensive income [abstract]
Total loss and total comprehensive loss	$ (116,413,361)	$ (53,284,969)